Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Total revenues		$ 9,483	$ 14,961	$ 22,303
Cost of revenues		(15,295)	(19,285)	(56,210)
Cost of revenues - idle capacity		(26,951)	(34,001)	(23,342)
Gross loss		(32,763)	(38,325)	(57,249)
Operating expenses:
Research and development		8,398	13,772	15,420
Selling, general and administrative		47,281	65,324	50,441
Impairment charge		283	842	6,054
Total operating expenses		55,962	79,938	71,915
Loss from operations		(88,725)	(118,263)	(129,164)
Other (expenses) income:
Other income		1,360	1,243	1,540
Interest income		681	840	1,884
Interest expense		(14,819)	(14,724)	(16,096)
Government grant		3,748	19,467	80,995
(Loss) gain on equity investment		(519)	6	131
Other expenses		(227)	(87)	(1,842)
Total other (expenses) income, net		(9,776)	6,745	66,612
Loss before income taxes		(98,501)	(111,518)	(62,552)
Provision for income tax
Net loss		(98,501)	(111,518)	(62,552)
Net loss attributed to non-controlling interest		(30,390)	(34,262)	(32,642)
Net loss attributed to ordinary shareholders of Chijet Motor Company, Inc.		$ (68,111)	$ (77,256)	$ (29,910)
Basic net loss per share attributable to ordinary shareholders	[1],[2]	$ (0.43)	$ (0.51)	$ (0.20)
Diluted net loss per share attributable to ordinary shareholders	[1],[2]	$ (0.43)	$ (0.51)	$ (0.20)
Basic weighted average ordinary shares	[1],[2]	158,436,534	152,130,300	152,130,300
Diluted weighted average ordinary shares	[1],[2]	158,436,534	152,130,300	152,130,300
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total revenues		$ 7,080	$ 8,053	$ 7,020
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total revenues		2,403	6,908	15,283
Other (expenses) income:
Interest expense		$ (14,781)	$ (14,724)	$ (16,096)

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retrospectively restated to give effect to the reverse recapitalization that is discussed in Note 1(b).
[2]	Shares issuable upon exercising of warrants were excluded in calculating diluted loss per share.